UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07820

AMERICAN CENTURY CAPITAL PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	07-31-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
AC AlternativesTM Income Fund
July 31, 2015

AC Alternatives Income - Schedule of Investments
JULY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 26.8%
Aerospace and Defense — 0.5%
KLX, Inc., 5.875%, 12/1/22(1)	250,000	252,500
Airlines — 2.1%
Air Canada, 8.75%, 4/1/20(1)	250,000	277,187
Air Canada, 7.75%, 4/15/21(1)	250,000	269,375
Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19(1)	500,000	468,750
		1,015,312
Auto Components — 1.0%
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	500,000	490,625
Chemicals — 1.4%
TPC Group, Inc., 8.75%, 12/15/20(1)	750,000	676,875
Construction Materials — 0.4%
Summit Materials LLC / Summit Materials Finance Corp., 6.125%, 7/15/23(1)	84,000	83,790
TerraForm Power Operating LLC, 6.125%, 6/15/25(1)	90,000	90,450
		174,240
Consumer Finance — 1.2%
CIT Group, Inc., 5.50%, 2/15/19(1)	250,000	265,000
Navient Corp., MTN, 5.50%, 1/15/19	350,000	344,750
		609,750
Diversified Financial Services — 1.7%
HUB International Ltd., 7.875%, 10/1/21(1)	250,000	255,937
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 8/1/18	350,000	348,029
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	250,000	250,938
		854,904
Diversified Telecommunication Services — 2.5%
Frontier Communications Corp., 7.125%, 3/15/19	465,000	477,788
Level 3 Financing, Inc., 5.625%, 2/1/23(1)	750,000	764,062
		1,241,850
Food Products — 1.5%
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	750,000	751,875
Health Care Providers and Services — 1.3%
Covenant Surgical Partners, Inc., 8.75%, 8/1/19(1)(9)	400,000	402,000
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	250,000	252,398
		654,398
Hotels, Restaurants and Leisure — 0.5%
Palace Entertainment Holdings LLC / Palace Entertainment Holdings Corp., 8.875%, 4/15/17(1)	250,000	251,094
Household Durables — 1.0%
KB Home, 4.75%, 5/15/19	485,000	486,213
Insurance — 1.6%
Aircastle Ltd., 5.125%, 3/15/21	375,000	387,187
Aircastle Ltd., 5.50%, 2/15/22	375,000	391,875
		779,062

Media — 2.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 1/15/24	500,000	510,312
National CineMedia LLC, 6.00%, 4/15/22	500,000	517,500
West Corp., 5.375%, 7/15/22(1)	250,000	238,438
		1,266,250
Oil, Gas and Consumable Fuels — 4.0%
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp., 9.625%, 10/15/18	498,000	368,520
Hilcorp Energy I LP / Hilcorp Finance Co., 5.00%, 12/1/24(1)	375,000	350,625
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 10/1/25(1)	375,000	358,125
Memorial Resource Development Corp., 5.875%, 7/1/22	500,000	473,750
Talos Production LLC / Talos Production Finance, Inc., 9.75%, 2/15/18(1)(9)	500,000	400,000
		1,951,020
Pharmaceuticals — 1.6%
Endo Finance LLC, 5.75%, 1/15/22(1)	375,000	386,250
Endo Finance LLC / Endo Finco, Inc., 7.75%, 1/15/22(1)	375,000	401,250
		787,500
Textiles, Apparel and Luxury Goods — 0.5%
AVINTIV Specialty Materials, Inc., 6.875%, 6/1/19(1)	250,000	258,438
Wireless Telecommunication Services — 1.4%
Sprint Corp., 7.875%, 9/15/23	375,000	360,075
Sprint Corp., 7.625%, 2/15/25	375,000	346,875
		706,950
TOTAL CORPORATE BONDS (Cost $13,423,284)		13,208,856
BANK LOAN OBLIGATIONS(2) — 12.4%
Aerospace and Defense — 0.5%
DAE Aviation Holdings, Inc., 1st Lien Term Loan, 5.25%, 7/7/22	268,595	269,824
Commercial Services and Supplies — 0.5%
ADS Waste Holdings, Inc., Term Loan, 10/9/19(3)	250,000	249,438
Construction Materials — 1.5%
CPG International, Inc., Term Loan, 4.75%, 9/30/20	748,096	745,291
Consumer Finance — 1.5%
First Data Corp., 2018 Extended Term Loan, 3.69%, 3/24/18	750,000	749,122
Diversified Consumer Services — 0.5%
Laureate Education, Inc., Term Loan B, 6/15/18(3)	249,355	233,381
Financial Services — 0.3%
Travelport Finance (Luxembourg) S.A.R.L., 2014 Term Loan B, 5.75%, 9/2/21	122,808	123,396
Insurance — 1.9%
Alliant Holdings I, Inc., 2015 Term Loan B, 7/15/22(3)	169,972	170,290
Asurion LLC, 2nd Lien Term Loan, 3/3/21(3)	750,000	756,563
		926,853
Media — 2.7%
Charter Communications Operating LLC, Term Loan I, 1/20/23(3)	103,806	104,179
Deluxe Entertainment Services Group, Inc., Term Loan 2014, 6.50%, 2/28/20	500,000	487,813
MH Sub I, LLC, 1st Lien Term Loan, 4.75%, 7/8/21	498,732	500,395
MH Sub I, LLC, 2nd Lien Term Loan, 8.50%, 7/8/22(9)	250,000	247,500
		1,339,887
Personal Products — 1.5%
KIK Custom Products, Inc., 1st Lien Term Loan, 5.50%, 4/29/19	748,095	749,348

Software — 1.0%
SS&C Technologies, Inc., 2015 Term Loan B1, 4.00%, 7/8/22	195,986	197,741
SS&C Technologies, Inc., 2015 Term Loan B2, 4.00%, 7/8/22	32,305	32,595
STG - Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 6.25%, 6/30/22	250,000	248,281
		478,617
Textiles, Apparel and Luxury Goods — 0.5%
Ascena Retail Group, Inc., 2015 Term Loan B, 7/21/22(3)	250,000	246,458
TOTAL BANK LOAN OBLIGATIONS (Cost $6,129,807)		6,111,615
COMMON STOCKS — 12.0%
Airlines — 0.1%
Copa Holdings SA, Class A	352	26,587
Automobiles — 0.5%
Ford Motor Co.	8,899	131,972
General Motors Co.	3,753	118,257
		250,229
Banks — 0.2%
PNC Financial Services Group, Inc. (The)	1,200	117,816
Beverages — 0.3%
PepsiCo, Inc.	1,400	134,890
Biotechnology — 0.1%
Baxalta, Inc.(4)	2,027	66,546
Chemicals — 0.1%
Chemours Co. (The)	84	917
E.I. du Pont de Nemours & Co.	422	23,531
Scotts Miracle-Gro Co. (The), Class A	490	29,591
		54,039
Commercial Services and Supplies — 0.3%
Waste Management, Inc.	2,719	139,022
Communications Equipment — 0.1%
QUALCOMM, Inc.	431	27,752
Containers and Packaging — 0.2%
Packaging Corp. of America	434	30,723
Sonoco Products Co.	1,999	82,519
		113,242
Distributors — 0.3%
Genuine Parts Co.	1,492	132,713
Electrical Equipment — 0.2%
Emerson Electric Co.	2,238	115,816
Electronic Equipment, Instruments and Components — 0.1%
National Instruments Corp.	1,003	29,047
Energy Equipment and Services†
Helmerich & Payne, Inc.	411	23,731
Food and Staples Retailing — 0.5%
Sysco Corp.	3,633	131,914
Wal-Mart Stores, Inc.	1,818	130,860
		262,774
Gas Utilities — 0.3%
Questar Corp.	5,947	131,667

Health Care Equipment and Supplies — 0.2%
Baxter International, Inc.	2,027	81,242
Hotels, Restaurants and Leisure — 0.3%
Darden Restaurants, Inc.	1,831	135,055
Household Durables — 0.3%
Garmin Ltd.	2,968	124,389
Leggett & Platt, Inc.	635	30,359
		154,748
Industrial Conglomerates — 0.2%
General Electric Co.	4,950	129,195
IT Services — 0.1%
Western Union Co. (The)	1,367	27,668
Metals and Mining — 0.1%
Nucor Corp.	634	27,985
Multi-Utilities — 0.8%
Alliant Energy Corp.	2,202	135,445
MDU Resources Group, Inc.	6,447	125,781
Public Service Enterprise Group, Inc.	3,167	131,969
		393,195
Multiline Retail — 0.1%
Target Corp.	378	30,939
Oil, Gas and Consumable Fuels — 0.1%
CVR Energy, Inc.	774	29,590
HollyFrontier Corp.	720	34,747
		64,337
Pharmaceuticals — 0.3%
AbbVie, Inc.	451	31,575
Johnson & Johnson	1,348	135,083
		166,658
Real Estate Investment Trusts (REITs) — 3.2%
Equity Commonwealth(4)	5,700	149,340
First Industrial Realty Trust, Inc.	10,000	209,400
Hammerson plc	15,218	156,375
Macerich Co. (The)	2,400	189,984
Post Properties, Inc.	1,600	91,104
Rayonier, Inc.	7,500	184,500
Vornado Realty Trust	1,800	175,590
Westfield Corp.	27,999	205,273
Weyerhaeuser Co.	7,000	214,830
		1,576,396
Real Estate Management and Development — 2.4%
Brookfield Asset Management, Inc., Class A	3,400	118,422
City Developments Ltd.	21,200	144,182
Countrywide plc	12,880	104,794
Forest City Enterprises, Inc., Class A(4)	8,500	198,475
Global Logistic Properties Ltd.	47,200	79,134
Henderson Land Development Co. Ltd.	22,000	145,299
Inmobiliaria Colonial SA(4)	218,993	162,825
Realogy Holdings Corp.(4)	2,600	118,352

Wheelock & Co. Ltd.	23,000	119,119
		1,190,602
Semiconductors and Semiconductor Equipment — 0.2%
Intel Corp.	871	25,215
Linear Technology Corp.	2,508	102,828
		128,043
Software — 0.1%
Microsoft Corp.	640	29,888
Specialty Retail — 0.2%
Lowe's Cos., Inc.	1,700	117,912
Textiles, Apparel and Luxury Goods — 0.1%
Coach, Inc.	848	26,458
TOTAL COMMON STOCKS (Cost $6,042,189)		5,906,192
COLLATERALIZED LOAN OBLIGATIONS(5) — 10.9%
ALM VII Ltd., Series 2013-7R2A, 4/24/24(1)(6)(9)	475,000	369,995
BlueMountain Collateralized Loan Obligations Ltd., Series 2014-1X, Class F, VRN, 5.78%, 10/30/15(9)	470,000	397,177
CIFC Funding Ltd., Series 2013-2A, Class A3L, VRN, 2.94%, 10/19/15(1)	300,000	292,418
CIFC Funding Ltd., Series 2014-3A, Class E, VRN, 4.92%, 10/22/15(1)	500,000	452,916
CIFC Funding Ltd., Series 2015-1A, Class D, VRN, 4.27%, 10/22/15(1)	495,000	491,732
Golub Capital Partners Collateralized Loan Obligations Ltd., Series 2015-22A, Class C, VRN, 4.42%, 8/20/15(1)	300,000	299,984
OZLM VI Ltd., Series 2014-6A, Class D, VRN, 5.04%, 10/19/15(1)	535,000	487,185
Pinnacle Park Collateralized Loan Obligations Ltd., Series 2014-1A, Class E, VRN, 5.24%, 10/15/15(1)	520,000	479,738
Sound Point Collateralized Loan Obligations IX Ltd., Series 2015-2A, Class D, VRN, 4.02%, 1/20/16(1)	300,000	288,596
Sound Point Collateralized Loan Obligations IX Ltd., Series 2015-2A, Class E, VRN, 5.97%, 1/20/16(1)	300,000	280,020
Sound Point Collateralized Loan Obligations V Ltd., Series 2014-1A, Class D, VRN, 3.68%, 10/19/15(1)	300,000	286,382
Venture XIV Collateralized Loan Obligations Ltd., Series 2013-14A, Class D, VRN, 4.04%, 8/28/15(1)	300,000	294,448
Venture XVI Collateralized Loan Obligations Ltd., Series 2014-16A, Class B1L, VRN, 3.74%, 10/15/15(1)	1,000,000	958,075
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,454,149)		5,378,666
ASSET-BACKED SECURITIES(5) — 10.3%
Bear Stearns Asset Backed Securities Trust, Series 2007-2, Class A2, VRN, 0.51%, 8/25/15	300,000	284,375
CAL Funding II Ltd., Series 2012-1A, Class A SEQ, 3.47%, 10/25/27(1)	362,500	364,201
Drive Auto Receivables Trust, Series 2015-AA, Class D, 4.12%, 6/15/22(1)	300,000	301,323
Drive Auto Receivables Trust, Series 2015-CA, Class D, 4.20%, 9/15/21(1)	300,000	300,560
DT Auto Owner Trust, Series 2015-2A, Class D, 4.25%, 2/15/22(1)	380,000	382,649
Exeter Automobile Receivables Trust, Series 2013-2A, Class D, 6.81%, 8/17/20(1)	300,000	312,343
Exeter Automobile Receivables Trust, Series 2014-3A, Class D, 5.69%, 4/15/21(1)	500,000	509,440
Flagship Credit Auto Trust, Series 2015-2, Class C, 4.08%, 12/15/21(1)(7)	300,000	299,965
Global SC Finance II SRL, Series 2014-1A, Class A2, 3.09%, 7/17/29(1)	427,500	426,037
Invitation Homes Trust, Series 2015-SFR3, Class E, VRN, 3.93%, 8/17/15(1)	1,000,000	989,257
OneMain Financial Issuance Trust, Series 2015-2A, Class A SEQ, 2.57%, 7/18/25(1)	450,000	450,257
Progreso Receivables Funding LLC, Series 2015-B, Class A, 3.00%, 7/28/20(1)	450,000	450,933
TOTAL ASSET-BACKED SECURITIES (Cost $5,080,157)		5,071,340
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 6.9%
Private Sponsor Collateralized Mortgage Obligations — 1.2%
Credit Suisse Mortgage Trust, Series 2015-E, VRN, 4.04%, 9/15/15(1)(7)	300,000	300,000
Credit Suisse Mortgage Trust, Series 2015-F, VRN, 4.89%, 9/15/15(1)(7)	300,000	300,000
		600,000

U.S. Government Agency Collateralized Mortgage Obligations — 5.7%
GNMA, Series 2012-87, IO, VRN, 0.85%, 8/1/15	8,676,894	498,761
GNMA, Series 2012-99, IO, SEQ, VRN, 0.56%, 8/1/15	4,887,937	248,539
GNMA, Series 2014-126, IO, SEQ, VRN, 0.77%, 8/1/15	6,389,886	428,822
GNMA, Series 2014-126, IO, SEQ, VRN, 1.01%, 8/1/15	7,864,475	631,694
GNMA, Series 2015-70, IO, VRN, 1.15%, 8/1/15	5,983,011	496,991
GNMA, Series 2015-85, IO, VRN, 0.71%, 8/1/15	7,490,587	496,188
		2,800,995
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,407,180)		3,400,995
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 5.1%
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class AJ, VRN, 6.18%, 8/1/15	490,000	495,859
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class DPB, VRN, 4.04%, 8/15/15(1)	250,000	251,213
COMM Mortgage Trust, Series 2007-C9, Class G, VRN, 5.80%, 8/1/15(1)	300,000	296,235
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-BXH, Class E, VRN, 3.94%, 8/15/15(1)	300,000	298,603
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class E, VRN, 4.04%, 8/15/15(1)	300,000	297,445
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class D, VRN, 3.49%, 8/15/15(1)	400,000	399,741
Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, VRN, 5.57%, 8/1/15	450,000	455,725
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,504,925)		2,494,821
EXCHANGE-TRADED FUNDS — 1.6%
iShares U.S. Preferred Stock ETF	12,115	478,785
Utilities Select Sector SPDR Fund	6,605	290,554
TOTAL EXCHANGE-TRADED FUNDS (Cost $774,993)		769,339
TEMPORARY CASH INVESTMENTS — 19.8%
SSgA U.S. Government Money Market Fund, Class N	7,106,992	7,106,992
State Street Institutional Liquid Reserves Fund, Premier Class	2,629,992	2,629,992
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,736,984)		9,736,984
TOTAL INVESTMENT SECURITIES — 105.8% (Cost $52,553,668)		52,078,808
OTHER ASSETS AND LIABILITIES(8) — (5.8)%		(2,856,746)
TOTAL NET ASSETS — 100.0%		$49,222,062

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	160,493	EUR	145,400	State Street Bank & Trust Co.	8/27/15	762

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Reference Entity	Floating Rate	Pay/Receive Floating Rate	Termination Date	Value ($)
Morgan Stanley Capital Services LLC	2,712,172	Cushing 30 MLP Index	Federal Funds Rate plus 0.85%	Pay	6/6/17	(336,479)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
GNMA	-	Government National Mortgage Association
IO	-	Interest Only
MLP	-	Master Limited Partnership
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors, unless otherwise noted. The aggregate value of these securities at the period end was $19,103,400, which represented 38.8% of total net assets.

(2)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(3)	Security, or a portion thereof, represents an unsettled bank loan obligation. The interest rate will be determined at the time of settlement after period end.

(4)	Non-income producing.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Security is a collateralized loan obligation equity. These securities do not have a stated interest rate but are entitled to receive excess cash flow generated by the collateralized loan obligation.

(7)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(8)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

(9)
Security has been deemed illiquid under policies approved by the Board of Directors.  The aggregate value of these securities at the period end was $1,816,672, which represented 3.7% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	13,208,856	—
Bank Loan Obligations	—	6,111,615	—
Common Stocks	4,789,191	1,117,001	—
Collateralized Loan Obligations	—	5,378,666	—
Asset-Backed Securities	—	5,071,340	—
Collateralized Mortgage Obligations	—	3,400,995	—
Commercial Mortgage-Backed Securities	—	2,494,821	—
Exchange-Traded Funds	769,339	—	—
Temporary Cash Investments	9,736,984	—	—
	15,295,514	36,783,294	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	762	—

Liabilities
Other Financial Instruments
Swap Agreements	—	(349,496)	—

3. Federal Tax Information

As of July 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$52,553,668
Gross tax appreciation of investments	$153,230
Gross tax depreciation of investments	(628,090)
Net tax appreciation (depreciation) of investments	$(474,860)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Real Estate Fund
July 31, 2015

Global Real Estate - Schedule of Investments
JULY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.6%
Australia — 4.7%
Federation Centres	278,752	611,261
Goodman Group	281,545	1,345,901
Scentre Group	813,147	2,353,704
Westfield Corp.	194,500	1,425,963
		5,736,829
Canada — 1.6%
Allied Properties Real Estate Investment Trust	39,439	1,098,267
Smart Real Estate Investment Trust	37,183	861,448
		1,959,715
China — 3.4%
China Overseas Land & Investment Ltd.	320,000	1,009,249
China Resources Land Ltd.	566,888	1,590,472
KWG Property Holding Ltd.	499,500	374,997
Longfor Properties Co. Ltd.	837,000	1,196,285
		4,171,003
France — 4.5%
Accor SA	24,372	1,195,796
Klepierre	36,404	1,657,001
Nexity SA	15,034	662,921
Unibail-Rodamco SE	7,541	2,006,706
		5,522,424
Germany — 1.9%
Alstria Office REIT AG	80,677	1,114,190
LEG Immobilien AG	16,557	1,203,945
		2,318,135
Hong Kong — 6.6%
Champion REIT	2,211,000	1,226,384
Henderson Land Development Co. Ltd.	109,900	725,834
Hongkong Land Holdings Ltd.	269,100	2,072,070
Link REIT (The)	195,000	1,147,014
Sun Hung Kai Properties Ltd.	191,000	2,934,368
		8,105,670
Japan — 10.0%
Daiwa House Industry Co. Ltd.	78,100	1,945,647
Hulic Co. Ltd.	166,300	1,646,428
Hulic Reit, Inc.	469	620,237
Invincible Investment Corp.	1,543	821,705
Japan Rental Housing Investments, Inc.	920	609,449
Kenedix Retail REIT Corp.(1)	215	479,320
Mitsubishi Estate Co. Ltd.	28,000	622,423
Mitsui Fudosan Co. Ltd.	125,000	3,558,821
NIPPON REIT Investment Corp.	276	614,645
Sumitomo Realty & Development Co. Ltd.	36,000	1,263,275
		12,181,950
Philippines — 1.6%
Ayala Land, Inc.	1,561,900	1,277,251

SM Prime Holdings, Inc.	1,306,800	612,897
		1,890,148
Singapore — 1.5%
CapitaLand Ltd.	578,100	1,356,914
Global Logistic Properties Ltd.	269,100	451,164
		1,808,078
Spain — 0.8%
Merlin Properties Socimi SA(1)	85,683	939,038
Sweden — 1.9%
Fabege AB	101,597	1,410,881
Hufvudstaden AB, A Shares	65,758	850,679
		2,261,560
United Arab Emirates — 0.3%
Emaar Properties PJSC	184,632	397,139
United Kingdom — 9.7%
Big Yellow Group plc	138,274	1,521,267
Derwent London plc	38,130	2,164,488
Great Portland Estates plc	172,293	2,239,937
Land Securities Group plc	131,115	2,657,731
Safestore Holdings plc	190,737	898,062
Unite Group plc (The)	232,016	2,286,289
		11,767,774
United States — 50.1%
Acadia Realty Trust	64,729	2,070,033
Alexandria Real Estate Equities, Inc.	34,809	3,227,142
AvalonBay Communities, Inc.	25,193	4,341,762
Boston Properties, Inc.	2,402	296,119
CubeSmart	89,681	2,346,055
Duke Realty Corp.	130,095	2,624,016
Equity One, Inc.	48,377	1,241,838
Equity Residential	57,797	4,323,794
Essex Property Trust, Inc.	14,630	3,290,433
Extra Space Storage, Inc.	44,335	3,259,509
Forest City Enterprises, Inc., Class A(1)	125,270	2,925,055
Host Hotels & Resorts, Inc.	94,306	1,827,650
Hudson Pacific Properties, Inc.	76,239	2,346,636
Hyatt Hotels Corp., Class A(1)	31,730	1,771,486
Jones Lang LaSalle, Inc.	12,747	2,269,476
Kilroy Realty Corp.	35,391	2,507,452
Kite Realty Group Trust	91,391	2,412,722
Marriott Vacations Worldwide Corp.	19,713	1,648,007
ProLogis, Inc.	95,987	3,898,032
Regency Centers Corp.	42,443	2,715,079
Simon Property Group, Inc.	38,275	7,165,846
UDR, Inc.	77,536	2,621,492
		61,129,634
TOTAL COMMON STOCKS (Cost $114,778,946)		120,189,097
RIGHTS — 0.1%
Merlin Properties Socimi SA(1) (Cost $—)	65,206	93,096

TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 1.625%, 1/31/19 - 7/31/19, valued at $192,846), in a joint trading account at 0.11%, dated 7/31/15, due 8/3/15 (Delivery value $188,623)		188,621
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $231,382), in a joint trading account at 0.05%, dated 7/31/15, due 8/3/15 (Delivery value $226,347)		226,346
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/21, valued at $769,500), at 0.02%, dated 7/31/15, due 8/3/15 (Delivery value $754,001)		754,000
State Street Institutional Liquid Reserves Fund, Premier Class	971	971
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,169,938)		1,169,938
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $115,948,884)		121,452,131
OTHER ASSETS AND LIABILITIES — 0.4%		455,501
TOTAL NET ASSETS — 100.0%		$121,907,632

SUB-INDUSTRY ALLOCATION
(as a % of net assets)
Retail REITs	21.4%
Office REITs	13.2%
Residential REITs	13.1%
Diversified Real Estate Activities	11.2%
Real Estate Operating Companies	11.2%
Specialized REITs	6.6%
Diversified REITs	6.3%
Industrial REITs	4.3%
Real Estate Development	4.2%
Hotels, Resorts and Cruise Lines	3.8%
Real Estate Services	1.9%
Hotel and Resort REITs	1.5%
Cash and Equivalents*	1.3%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
PJSC	-	Public Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
United States	61,129,634	—	—
Other Countries	—	59,059,463	—
Rights	—	93,096	—
Temporary Cash Investments	971	1,168,967	—
	61,130,605	60,321,526	—

3. Federal Tax Information

As of July 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$117,366,611
Gross tax appreciation of investments	$6,649,213
Gross tax depreciation of investments	(2,563,693)
Net tax appreciation (depreciation) of investments	$4,085,520

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Global Real Estate Fund
July 31, 2015

NT Global Real Estate - Schedule of Investments
JULY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Australia — 4.7%
Federation Centres	801,369	1,757,282
Goodman Group	809,399	3,869,260
Scentre Group	2,295,560	6,644,639
Westfield Corp.	559,158	4,099,426
		16,370,607
Canada — 1.6%
Allied Properties Real Estate Investment Trust	113,368	3,156,985
Smart Real Estate Investment Trust	105,253	2,438,480
		5,595,465
China — 3.4%
China Overseas Land & Investment Ltd.	906,000	2,857,436
China Resources Land Ltd.	1,630,000	4,573,159
KWG Property Holding Ltd.	1,435,500	1,077,694
Longfor Properties Co. Ltd.	2,392,000	3,418,774
		11,927,063
France — 4.5%
Accor SA	70,076	3,438,233
Klepierre	104,520	4,757,436
Nexity SA	43,209	1,905,291
Unibail-Rodamco SE	21,651	5,761,464
		15,862,424
Germany — 1.9%
Alstria Office REIT AG	227,733	3,145,107
LEG Immobilien AG	47,606	3,461,678
		6,606,785
Hong Kong — 6.6%
Champion REIT	6,223,000	3,451,737
Henderson Land Development Co. Ltd.	311,300	2,055,978
Hongkong Land Holdings Ltd.	759,600	5,848,920
Link REIT (The)	549,000	3,229,287
Sun Hung Kai Properties Ltd.	546,000	8,388,297
		22,974,219
Japan — 9.8%
Daiwa House Industry Co. Ltd.	220,400	5,490,660
Hulic Co. Ltd.	469,400	4,647,225
Hulic Reit, Inc.	1,328	1,756,237
Invincible Investment Corp.	4,357	2,320,265
Japan Rental Housing Investments, Inc.	2,612	1,730,304
Kenedix Retail REIT Corp.(1)	614	1,368,848
Mitsubishi Estate Co. Ltd.	81,000	1,800,581
Mitsui Fudosan Co. Ltd.	354,000	10,078,581
NIPPON REIT Investment Corp.	782	1,741,494
Sumitomo Realty & Development Co. Ltd.	103,000	3,614,370
		34,548,565
Philippines — 1.5%
Ayala Land, Inc.	4,425,800	3,619,218

SM Prime Holdings, Inc.	3,756,800	1,761,962
		5,381,180
Singapore — 1.5%
CapitaLand Ltd.	1,641,000	3,851,748
Global Logistic Properties Ltd.	773,900	1,297,496
		5,149,244
Spain — 0.8%
Merlin Properties Socimi SA(1)	246,361	2,699,979
Sweden — 1.8%
Fabege AB	292,634	4,063,820
Hufvudstaden AB, A Shares	186,138	2,407,975
		6,471,795
United Arab Emirates — 0.3%
Emaar Properties PJSC	524,118	1,127,366
United Kingdom — 9.6%
Big Yellow Group plc	397,001	4,367,738
Derwent London plc	109,476	6,214,515
Great Portland Estates plc	494,673	6,431,117
Land Securities Group plc	376,446	7,630,646
Safestore Holdings plc	541,449	2,549,346
Unite Group plc (The)	666,145	6,564,204
		33,757,566
United States — 50.7%
Acadia Realty Trust	185,844	5,943,291
Alexandria Real Estate Equities, Inc.	99,941	9,265,530
AvalonBay Communities, Inc.	72,405	12,478,278
Boston Properties, Inc.	6,907	851,495
CubeSmart	257,485	6,735,808
Duke Realty Corp.	373,518	7,533,858
Equity One, Inc.	138,896	3,565,460
Equity Residential	165,942	12,414,121
Essex Property Trust, Inc.	42,004	9,447,120
Extra Space Storage, Inc.	127,291	9,358,434
Forest City Enterprises, Inc., Class A(1)	359,665	8,398,178
Host Hotels & Resorts, Inc.	270,787	5,247,852
Hudson Pacific Properties, Inc.	219,207	6,747,191
Hyatt Hotels Corp., Class A(1)	91,100	5,086,113
Jones Lang LaSalle, Inc.	36,651	6,525,344
Kilroy Realty Corp.	101,715	7,206,508
Kite Realty Group Trust	262,773	6,937,207
Marriott Vacations Worldwide Corp.	55,960	4,678,256
NorthStar Realty Finance Corp.	144,035	2,304,560
ProLogis, Inc.	275,590	11,191,710
Regency Centers Corp.	122,035	7,806,579
Simon Property Group, Inc.	109,892	20,573,980
UDR, Inc.	222,615	7,526,613
		177,823,486
TOTAL COMMON STOCKS (Cost $351,509,090)		346,295,744
RIGHTS — 0.1%
Spain — 0.1%
Merlin Properties Socimi SA(1) (Cost $—)	184,080	262,816

TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 1.625%, 1/31/19 - 7/31/19, valued at $883,394), in a joint trading account at 0.11%, dated 7/31/15, due 8/3/15 (Delivery value $864,048)		864,040
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $1,059,920), in a joint trading account at 0.05%, dated 7/31/15, due 8/3/15 (Delivery value $1,036,853)		1,036,849
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/21, valued at $3,528,563), at 0.02%, dated 7/31/15, due 8/3/15 (Delivery value $3,457,006)		3,457,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,478	1,478
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,359,367)		5,359,367
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $356,868,457)		351,917,927
OTHER ASSETS AND LIABILITIES — (0.3)%		(987,460)
TOTAL NET ASSETS — 100.0%		$350,930,467

SUB-INDUSTRY ALLOCATION
(as a % of net assets)
Retail REITs	21.4%
Office REITs	13.2%
Residential REITs	13.0%
Diversified Real Estate Activities	11.1%
Real Estate Operating Companies	11.0%
Diversified REITs	6.9%
Specialized REITs	6.5%
Industrial REITs	4.3%
Real Estate Development	4.2%
Hotels, Resorts and Cruise Lines	3.8%
Real Estate Services	1.9%
Hotel and Resort REITs	1.5%
Cash and Equivalents*	1.2%

*	Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
PJSC	-	Public Joint Stock Company

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
United States	177,823,486	—	—
Other Countries	—	168,472,258	—
Rights	—	262,816	—
Temporary Cash Investments	1,478	5,357,889	—
	177,824,964	174,092,963	—

3. Federal Tax Information

As of July 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$359,266,907
Gross tax appreciation of investments	$5,030,951
Gross tax depreciation of investments	(12,379,931)
Net tax appreciation (depreciation) of investments	$(7,348,980)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Real Estate Fund
July 31, 2015

Real Estate - Schedule of Investments
JULY 31, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%
Diversified REITs — 4.1%
Duke Realty Corp.	1,833,319	36,978,044
NorthStar Realty Finance Corp.	651,215	10,419,440
STORE Capital Corp.	640,878	13,458,438
		60,855,922
Health Care REITs — 5.9%
Health Care REIT, Inc.	698,848	48,479,086
Ventas, Inc.	580,967	38,977,076
		87,456,162
Hotel and Resort REITs — 4.6%
Host Hotels & Resorts, Inc.	1,901,015	36,841,671
Pebblebrook Hotel Trust	362,622	14,758,715
RLJ Lodging Trust	567,758	16,936,221
		68,536,607
Hotels, Resorts and Cruise Lines — 1.9%
Hyatt Hotels Corp., Class A(1)	234,135	13,071,757
Marriott Vacations Worldwide Corp.	176,063	14,718,867
		27,790,624
Industrial REITs — 4.8%
ProLogis, Inc.	1,758,602	71,416,827
Mortgage REITs — 0.7%
New Residential Investment Corp.	670,090	10,513,712
Office REITs — 16.6%
Alexandria Real Estate Equities, Inc.	550,947	51,078,296
Boston Properties, Inc.	457,733	56,429,324
Douglas Emmett, Inc.	663,902	19,458,967
Hudson Pacific Properties, Inc.	916,115	28,198,020
Kilroy Realty Corp.	421,689	29,876,666
Mack-Cali Realty Corp.	642,726	13,394,410
SL Green Realty Corp.	163,241	18,795,569
Vornado Realty Trust	308,175	30,062,471
		247,293,723
Real Estate Operating Companies — 1.7%
Forest City Enterprises, Inc., Class A(1)	1,115,488	26,046,645
Real Estate Services — 1.0%
Jones Lang LaSalle, Inc.	86,237	15,353,636
Residential REITs — 19.7%
Apartment Investment & Management Co., Class A	711,183	27,793,032
AvalonBay Communities, Inc.	436,344	75,199,525
Equity Lifestyle Properties, Inc.	398,196	23,047,584
Equity Residential	1,054,518	78,888,492
Essex Property Trust, Inc.	228,766	51,451,761

UDR, Inc.	1,095,913	37,052,818
		293,433,212
Retail REITs — 27.1%
Acadia Realty Trust	737,303	23,578,950
Equity One, Inc.	795,041	20,408,702
Federal Realty Investment Trust	207,385	28,368,194
General Growth Properties, Inc.	1,373,990	37,290,089
Kimco Realty Corp.	1,234,866	30,513,539
Kite Realty Group Trust	1,059,984	27,983,578
Macerich Co. (The)	425,483	33,681,234
National Retail Properties, Inc.	512,705	19,057,245
Regency Centers Corp.	619,738	39,644,640
Simon Property Group, Inc.	729,257	136,531,496
Taubman Centers, Inc.	77,353	5,786,004
		402,843,671
Specialized REITs — 10.4%
CubeSmart	1,037,746	27,147,435
Digital Realty Trust, Inc.	303,000	19,473,810
Extra Space Storage, Inc.	546,375	40,169,490
Public Storage	331,433	68,003,423
		154,794,158
TOTAL COMMON STOCKS (Cost $1,025,027,928)		1,466,334,899
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.50% - 1.625%, 1/31/19 - 7/31/19, valued at $2,842,473), in a joint trading account at 0.11%, dated 7/31/15, due 8/3/15 (Delivery value $2,780,224)		2,780,199
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.50%, 12/31/18, valued at $3,410,475), in a joint trading account at 0.05%, dated 7/31/15, due 8/3/15 (Delivery value $3,336,253)		3,336,239
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, 12/31/21, valued at $11,350,125), at 0.02%, dated 7/31/15, due 8/3/15 (Delivery value $11,124,019)		11,124,000
State Street Institutional Liquid Reserves Fund, Premier Class	4,253	4,253
TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,244,691)		17,244,691
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,042,272,619)		1,483,579,590
OTHER ASSETS AND LIABILITIES — 0.3%		4,895,763
TOTAL NET ASSETS — 100.0%		$1,488,475,353

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,466,334,899	—	—
Temporary Cash Investments	4,253	17,240,438	—
	1,466,339,152	17,240,438	—

3. Federal Tax Information

As of July 31, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,101,535,778
Gross tax appreciation of investments	$387,118,133
Gross tax depreciation of investments	(5,074,321)
Net tax appreciation (depreciation) of investments	$382,043,812

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Capital Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 28, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	September 28, 2015